LEASES	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
LEASES	LEASESLessee LeasesPembina enters into arrangements to secure access to assets necessary for operating the business. Leased (right-of-use) assets include terminals, rail, buildings, land and other assets. Total cash outflows related to leases were $117 million for the year ended December 31, 2022 (2021: $127 million).
Right-of-Use Assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2021	213	221	121	96	651
Additions and adjustments	2	1	40	18	61
Disposals and other	—	(4)	—	(9)	(13)
Depreciation	(20)	(41)	(18)	(12)	(91)
Impairment	(27)	—	—	—	(27)
Balance at December 31, 2021	168	177	143	93	581
Additions and adjustments	26	—	1	(10)	17
Disposals and other	—	2	—	—	2
Depreciation	(18)	(37)	(17)	(10)	(82)
Balance at December 31, 2022	176	142	127	73	518
Lessor Leases
Pembina has entered into contracts for the use of its assets that have resulted in lease treatment for accounting purposes. Assets under operating leases include pipelines, terminals and storage assets. See Note 7 for carrying value of property, plant and equipment under operating leases. Assets under finance leases include pipelines, terminals, storage assets and office sub-leases.
Maturity of Lease Receivables

As at December 31	2022		2021
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	213	40	146	31
One to two years	193	42	140	31
Two to three years	170	32	121	31
Three to four years	168	32	109	32
Four to five years	162	31	108	31
More than five years	834	294	725	319
Total undiscounted lease receipts	1,740	471	1,349	475
Unearned finance income on lease receipts		(256)		(270)
Discounted unguaranteed residual value		16		15
Finance lease receivable		231		220
Less current portion(1)		(12)		(9)
Total non-current		219		211
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.